Other Assets	9 Months Ended
Sep. 30, 2014
Other Assets

6. Other Assets

Other assets consist of the following (in thousands):

	December 31,		September 30, 2014
	2012	2013
			(unaudited)
Receivable from investors	$—	$18,116	$740
Prepaid expenses	1,538	3,546	3,777
Prepaid compensation	—	—	2,988
Prepaid offering costs	—	—	2,940
Loan servicing assets at fair value	—	534	1,520
Tenant improvement receivable	—	504	—
Accounts receivable	79	439	2,538
Debt issuance costs, net	—	—	993
Deposits	696	193	354
Other	53	589	671

Total other assets	$2,366	$23,921	$16,521